Document and Entity Information	Jul. 28, 2021
Cover [Abstract]
Entity Incorporation State Country Code	NY
Amendment Flag	false
Entity Central Index Key	0000876427
Document Type	8-K
Document Period End Date	Jul. 28, 2021
Entity Registrant Name	MONRO, INC.
Entity File Number	0-19357
Entity Tax Identification Number	16-0838627
Entity Address, Address Line One	200 Holleder Parkway
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14615
City Area Code	(585)
Local Phone Number	647-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	MNRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false